Share-based Compensation - Summarizes Outstanding Simple and Performance Warrants (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	2,594,200	3,424,600	9,815,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 4.86	$ 4.41	$ 4.01
Weighted average contractual life, Warrants outstanding (years)	3 years 8 months 4 days
Number of warrants, Warrants exercisable | shares	1,731,800
Weighted average exercise price, Warrants exercisable | $ / shares	$ 3.19
Weighted average contractual life, Warrants exercisable (years)	3 years 1 month 9 days
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	1,387,200	1,672,000	5,798,822
Weighted average exercise price, Warrants outstanding | $ / shares	$ 4.18	$ 4.19	$ 2.66
Number of warrants, Warrants exercisable | shares	1,182,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 2.04
$0.63 - $0.94 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	889,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 0.72
Weighted average contractual life, Warrants outstanding (years)	2 years 2 months 15 days
Number of warrants, Warrants exercisable | shares	889,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0.72
Weighted average contractual life, Warrants exercisable (years)	2 years 2 months 15 days
$0.63 - $0.94 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	458,667
Weighted average exercise price, Warrants outstanding | $ / shares	$ 0.68
Number of warrants, Warrants exercisable | shares	458,667
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0.68
$1.25 - $1.88 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	0
Weighted average exercise price, Warrants outstanding | $ / shares	$ 0
Weighted average contractual life, Warrants outstanding (years)	0 years
Number of warrants, Warrants exercisable | shares	0
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0
Weighted average contractual life, Warrants exercisable (years)	0 years
$1.25 - $1.88 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	189,333
Weighted average exercise price, Warrants outstanding | $ / shares	$ 1.51
Number of warrants, Warrants exercisable | shares	181,333
Weighted average exercise price, Warrants exercisable | $ / shares	$ 1.50
$2.97 - $4.53 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	351,200
Weighted average exercise price, Warrants outstanding | $ / shares	$ 3.09
Weighted average contractual life, Warrants outstanding (years)	3 years 1 month 2 days
Number of warrants, Warrants exercisable | shares	303,200
Weighted average exercise price, Warrants exercisable | $ / shares	$ 3.06
Weighted average contractual life, Warrants exercisable (years)	3 years 7 days
$2.97 - $4.53 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	504,000
Weighted average exercise price, Warrants outstanding | $ / shares	$ 3.16
Number of warrants, Warrants exercisable | shares	504,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 3.16
$6.25 - $9.38 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	1,219,200
Weighted average exercise price, Warrants outstanding | $ / shares	$ 6.29
Weighted average contractual life, Warrants outstanding (years)	4 years 8 months 19 days
Number of warrants, Warrants exercisable | shares	499,200
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.35
Weighted average contractual life, Warrants exercisable (years)	4 years 8 months 12 days
$6.25 - $9.38 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	144,533
Weighted average exercise price, Warrants outstanding | $ / shares	$ 7.23
Number of warrants, Warrants exercisable | shares	38,400
Weighted average exercise price, Warrants exercisable | $ / shares	$ 6.25
$12.50 - $37.50 | Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	134,400
Weighted average exercise price, Warrants outstanding | $ / shares	$ 23.91
Weighted average contractual life, Warrants outstanding (years)	5 years 6 months 7 days
Number of warrants, Warrants exercisable | shares	40,000
Weighted average exercise price, Warrants exercisable | $ / shares	$ 19.61
Weighted average contractual life, Warrants exercisable (years)	4 years 18 days
$12.50 - $37.50 | Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of warrants, Warrants outstanding | shares	90,667
Weighted average exercise price, Warrants outstanding | $ / shares	$ 28.24
Number of warrants, Warrants exercisable | shares	0
Weighted average exercise price, Warrants exercisable | $ / shares	$ 0